Equity - Schedule of the Movements of Shares and Share Capital (Details)	6 Months Ended
	Jun. 30, 2025 USD ($) shares		Jun. 30, 2024 USD ($) shares
Class A Ordinary Shares [Member]
Schedule of the Movements of Shares and Share Capital [Line Items]
Balance (in Shares) | shares	143,917,734		63,566,376
Balance	$ 14,000		$ 6,000
Issuance of shares for exercise of share awards	535,865		167,535
Issuance of shares for exercise of share awards		[1]		[1]
Issuance of shares for cash	6,076,388		26,541,080
Issuance of shares for cash	$ 1,000		$ 3,000
Issuance of shares as consideration for the Norway Acquisition (in Shares) | shares			417,130
Issuance of shares as consideration for the Norway Acquisition				[1]
Issuance of shares for exercise of warrant (in Shares) | shares	5,186,627
Issuance of shares for exercise of warrant	$ 1,000
Acquisition of treasury shares (in Shares) | shares	(2,462,200)
Acquisition of treasury shares		[1]
Issuance of shares in connection with conversion of convertible notes (in Shares) | shares	10,062,187
Issuance of shares in connection with conversion of convertible notes	$ 1,000
Conversion of Class V to Class A ordinary shares (in Shares) | shares	4,000,000
Conversion of Class V to Class A ordinary shares		[1]
Balance (in Shares) | shares	167,316,601		90,692,121
Balance	$ 17,000		$ 9,000
Class V Ordinary Shares [Member]
Schedule of the Movements of Shares and Share Capital [Line Items]
Balance (in Shares) | shares	48,399,922		48,399,922
Balance	$ 5,000		$ 5,000
Issuance of shares for exercise of share awards
Issuance of shares for exercise of share awards
Issuance of shares for cash
Issuance of shares for cash
Issuance of shares as consideration for the Norway Acquisition (in Shares) | shares
Issuance of shares as consideration for the Norway Acquisition
Issuance of shares for exercise of warrant (in Shares) | shares
Issuance of shares for exercise of warrant
Acquisition of treasury shares (in Shares) | shares
Acquisition of treasury shares
Issuance of shares in connection with conversion of convertible notes (in Shares) | shares
Issuance of shares in connection with conversion of convertible notes
Conversion of Class V to Class A ordinary shares (in Shares) | shares	(4,000,000)
Conversion of Class V to Class A ordinary shares		[1]
Balance (in Shares) | shares	44,399,922		48,399,922
Balance	$ 4,000		$ 5,000

[1]	Amount less than US$1